Note 2 - Summary of Significant Accounting Policies (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Operating Segments	1
Number of Reportable Segments	1
Number of Foreign Customers	1
Entity-Wide Revenue, Major Customer, Percentage	100.00%	100.00%	100.00%
Customer 1 [Member] | Accounts Receivable [Member]
Entity-Wide Revenue, Major Customer, Percentage	53.00%	49.00%
Customer 1 [Member] | Sales Revenue, Product Line [Member]
Entity-Wide Revenue, Major Customer, Percentage	47.00%	56.00%	55.00%
Customer 2 [Member] | Accounts Receivable [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%	18.00%
Customer 2 [Member] | Sales Revenue, Product Line [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%	14.00%	23.00%
Customer 3 [Member] | Sales Revenue, Product Line [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.00%	12.00%	12.00%
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Accounts Receivable [Member]
Number of Customers	2	2
Sales Revenue, Product Line [Member]
Number of Customers	3	3	3